Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000248535 | U.S. Treasury Notes3.510/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.3759/15/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.37512/31/2027
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.8754/15/2029
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.1258/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.3752/29/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.257/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.8753/31/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes3.8755/15/2029
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | U.S. Treasury Notes4.1256/30/2028
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248535 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000248535 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248538 | U.S. Treasury Notes4.6258/15/2036
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248538 | U.S. Treasury Notes4.3755/15/2036
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.255/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.3755/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.2511/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | U.S. Treasury Notes4.011/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | U.S. Treasury Notes4.258/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | U.S. Treasury Notes4.02/15/2034
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | U.S. Treasury Notes4.6252/15/2035
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000248538 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000248538 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000247881 | BNY-464288588
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000247881 | BNY-464288661
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000247881 | BNY-808524862
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000247881 | BNY-808524680
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000247881 | BNY-92206C409
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247881 | BNY-92206C813
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247881 | BNY-92206C870
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000247881 | BNY-464287440
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | BNY-78464A359
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | BNY-464288166
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247881 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000247881 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000247881 | Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000133150 | U.S. Treasury Bills3.7410/6/2026
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000133150 | U.S. Treasury Bills3.679/10/2026
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000133150 | U.S. Treasury Bills3.8612/3/2026
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000133150 | U.S. Treasury Bills3.8211/5/2026
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000133150 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000133150 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133150 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000133150 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000133150 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133150 | InvestmentExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000258460 | BNY-X9USD05NK
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000258460 | BNY-882669DJ0
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000258460 | BNY-7352403D3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258460 | BNY-575898DF5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258460 | BNY-74440DGL2
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000258460 | BNY-59447UBZ2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-60637AA85
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258460 | BNY-41423PAK3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258460 | BNY-083599KU3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000258460 | BNY-03843TBX8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000258460 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000258460 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000258460 | InvestmentMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000230569 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230569 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000230569 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230569 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230569 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230569 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230569 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230569 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230569 | BNY-084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230569 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230569 | United States
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000230569 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230569 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000230570 | BNY-651639106
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000230570 | BNY-008474108
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000230570 | BNY-06849F108
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230570 | BNY-G0378L100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230570 | BNY-496902404
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230570 | BNY-38059T106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230570 | BNY-962879102
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230570 | BNY-B29NF31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230570 | BNY-B3X0F91
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230570 | BNY-6717456
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230570 | Ivory Coast
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230570 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230570 | United States
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000230570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230570 | Canada
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000230570 | Australia
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000230570 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230570 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230570 | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230570 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230570 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000272096 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000272096 | BNY-01741R102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000272096 | BNY-576690101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000272096 | BNY-6121176
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000272096 | BNY-84265V105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272096 | BNY-6957575
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000272096 | BNY-35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272096 | BNY-553368101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272096 | BNY-2643674
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272096 | BNY-292671708
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272096 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000272096 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000272096 | InvestmentCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000265267 | BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000265267 | BNY-91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000265267 | BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000265267 | BNY-91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265267 | BNY-9128283R9
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000265267 | BNY-91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265267 | BNY-91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000265267 | BNY-91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000265267 | BNY-91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000265267 | BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000265267 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000265267 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000265267 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000060975 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060975 | U.S. Treasury Bills3.719/17/2026
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000060975 | U.S. Treasury Bills3.7210/13/2026
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000060975 | Citigroup, Inc., tri-party repurchase agreement3.679/1/2026
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000060975 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000060975 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000060975 | InvestmentExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000060975 | InvestmentRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000104506 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104506 | U.S. Treasury Note4.258/15/2029
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104506 | Windfall Mining Group Inc/Groupe Minier Windfall, Inc.5.8545/13/2032
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104506 | Alibaba Group Holding Ltd.5.255/26/2035
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Bidvest Group U.K. PLC6.29/17/2032
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL5.254/27/2029
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Banco de Credito del Peru S.A.6.457/30/2035
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000104506 | Bangkok Bank PCL3.7339/25/2034
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104506 | Sitios Latinoamerica SAB de CV6.011/25/2029
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104506 | Hyundai Capital America5.46/23/2032
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000104506 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000104506 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000104506 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000104506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104506 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000104506 | Chile
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104506 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000104506 | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104506 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088998 | Citigroup, Inc., tri-party repurchase agreement3.679/1/2026
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2031
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088998 | International Finance Corp.7.07/20/2027
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088998 | Peru Government Bonds7.68/12/2039
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088998 | Hungary Government Bonds6.757/23/2031
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088998 | Brazil Notas do Tesouro Nacional Serie F10.01/1/2029
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088998 | International Finance Corp.6.759/23/2031
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088998 | Republic of South Africa Government Bonds10.03/31/2033
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Peru Government Bonds7.38/12/2033
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Indonesia Treasury Bonds6.54/15/2036
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088998 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000088998 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000088998 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088998 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088998 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088998 | China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000088998 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088998 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088998 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000088998 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088998 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221364 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000221364 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221364 | U.S. Treasury Bill3.881/14/2027
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000221364 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221364 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221364 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000221364 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221364 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152580 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152580 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152580 | U.S. Treasury Bills3.7311/5/2026
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000152580 | U.S. Treasury Bills3.881/14/2027
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000152580 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000152580 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000152580 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152580 | InvestmentExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000136444 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000136444 | U.S. Treasury Floating Rate Notes3.99627310/31/2027
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000136444 | U.S. Treasury Floating Rate Notes3.9052731/31/2028
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000136444 | U.S. Treasury Floating Rate Notes3.9092734/30/2028
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000136444 | U.S. Treasury Floating Rate Notes3.8562737/31/2028
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000136444 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000136444 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000136444 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000258457 | BNY-74448UAC2
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000258457 | BNY-67884XCN5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258457 | BNY-74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258457 | BNY-167505ZL3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000258457 | BNY-340618DV6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000258457 | BNY-888808HT2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000258457 | BNY-12008EXR2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000258457 | BNY-42980KAA9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000258457 | BNY-442349KL9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000258457 | BNY-167727J23
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000258457 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000258457 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000258457 | InvestmentMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000260544 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000260544 | BNY-91282CQP9
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000260544 | BNY-91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000260544 | BNY-91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000260544 | BNY-91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000260544 | BNY-91282CPH8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000260544 | BNY-91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000260544 | BNY-91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000260544 | BNY-91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000260544 | BNY-91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000260544 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000260544 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.50%
C000260544 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000260544 | InvestmentExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000134342 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | U.S. Treasury Notes4.258/15/2029
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134342 | Celanese U.S. Holdings LLC7.3511/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | SM Energy Co.9.6256/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | Caesars Entertainment, Inc.7.02/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | Post Holdings, Inc.4.6254/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.4.3752/1/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Viatris, Inc.2.36/22/2027
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Crescent Energy Finance LLC7.8754/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Crescent Energy Finance LLC7.6254/1/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134342 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134342 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134342 | InvestmentCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000134336 | U.S. Treasury Notes4.1256/30/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134336 | U.S. Treasury Notes4.3755/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | U.S. Treasury Notes4.511/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Citigroup, Inc.3.679/1/2026
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134336 | Uniform Mortgage-Backed Securities6.09/1/2056
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | Uniform Mortgage-Backed Securities5.59/1/2056
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes4.3758/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes1.37511/15/2031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Uniform Mortgage-Backed Securities3.09/1/2056
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | U.S. Treasury Notes3.3755/15/2033
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000134336 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000134336 | InvestmentMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000134336 | InvestmentRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134336 | InvestmentCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000134336 | InvestmentU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000134336 | InvestmentCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134336 | InvestmentSupranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134336 | InvestmentForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000134336 | InvestmentAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079238 | WisdomTree Floating Rate Treasury Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079238 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000079238 | U.S. Treasury Bill3.881/14/2027
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000079238 | WisdomTree Bitcoin Fund
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000079238 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079238 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000079238 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000079238 | InvestmentExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210706 | Uniform Mortgage-Backed Securities5.510/15/2056
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000210706 | Federal National Mortgage Association REMICs4.843196/25/2055
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210706 | Federal Home Loan Mortgage Corp. REMICs4.893195/25/2055
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210706 | Federal National Mortgage Association5.08/1/2053
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210706 | Federal Home Loan Mortgage Corp. REMICs4.7361712/25/2054
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210706 | Government National Mortgage Association2.010/20/2051
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210706 | Federal National Mortgage Association5.09/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210706 | Federal National Mortgage Association3.59/1/2052
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210706 | Sequoia Mortgage Trust5.58/25/2056
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210706 | Federal National Mortgage Association3.05/1/2052
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210706 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000210706 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210706 | InvestmentU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000210706 | InvestmentCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210706 | InvestmentCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000210706 | InvestmentCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225934 | BNY-302635206
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000225934 | BNY-691543847
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225934 | BNY-56035L104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225934 | BNY-83012A109
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225934 | BNY-427096508
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000225934 | BNY-04010L103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | BNY-095924106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | BNY-64828T201
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225934 | BNY-09261X102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225934 | BNY-38173M102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000225934 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225934 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000225934 | InvestmentCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	74.50%
C000225934 | InvestmentClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000222596 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222596 | U.S. Treasury Bill3.881/14/2027
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000222596 | State Street SPDR S&P 500 ETF Trust590.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222596 | iShares Russell 2000 ETF225.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222596 | iShares MSCI EAFE ETF85.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222596 | iShares MSCI Emerging Markets ETF49.01/15/2027
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000222596 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000222596 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000222596 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000222596 | InvestmentPurchased Options (Exchange-Traded)
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000239876 | U.S. Treasury Notes4.6258/15/2036
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239876 | U.S. Treasury Notes4.258/15/2029
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239876 | U.S. Treasury Notes3.511/15/2028
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000239876 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239876 | U.S. Treasury Notes0.6258/15/2030
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239876 | U.S. Treasury Bonds3.08/15/2052
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239876 | U.S. Treasury Notes3.751/31/2031
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000239876 | U.S. Treasury Bonds5.1258/15/2046
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000239876 | U.S. Treasury Notes3.510/15/2028
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000239876 | Tennessee Valley Authority3.512/15/2042
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000239876 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239876 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239876 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000239876 | InvestmentCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000239876 | InvestmentU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000239876 | InvestmentCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000239876 | InvestmentSupranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239876 | InvestmentForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000239876 | InvestmentAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000239876 | InvestmentForeign Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156663 | Citigroup, Inc., tri-party repurchase agreement3.679/1/2026
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156663 | Tennessee Valley Authority5.259/15/2039
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156663 | U.S. Treasury Notes1.253/31/2028
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156663 | Tennessee Valley Authority5.252/1/2055
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156663 | Federal National Mortgage Association5.6257/15/2037
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | U.S. Treasury Notes0.87511/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | U.S. Treasury Notes3.8756/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | U.S. Treasury Notes1.256/30/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | U.S. Treasury Notes3.8753/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | U.S. Treasury Notes4.3757/31/2031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000156663 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000156663 | InvestmentMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156663 | InvestmentRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156663 | InvestmentCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000156663 | InvestmentU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156663 | InvestmentCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000156663 | InvestmentForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156663 | InvestmentAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156663 | InvestmentMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000184315 | U.S. Treasury Notes4.1258/31/2028
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184315 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184315 | U.S. Treasury Notes3.51/31/2028
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184315 | U.S. Treasury Bills3.679/1/2026
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184315 | U.S. Treasury Notes3.51/15/2029
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184315 | Federal National Mortgage Association7.255/15/2030
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184315 | Tennessee Valley Authority7.1255/1/2030
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | Federal Home Loan Bank3.256/9/2028
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000184315 | Ford Motor Credit Co. LLC5.739/5/2030
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000184315 | BANK55.42212/15/2057
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000184315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184315 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000184315 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184315 | InvestmentCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000184315 | InvestmentU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000184315 | InvestmentCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000184315 | InvestmentForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184315 | InvestmentAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.
[4]	Represents less than 0.1%.
[5]	Represents less than 0.1%.